Income taxes payable	12 Months Ended
Dec. 31, 2024
Income taxes payable
Income Taxes Payable

25. Income taxes payable

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Income tax payable	32,477	1,711
Total	32,477	1,711

As of December 31, 2023, Chutian had not been paying its corporate income tax of RMB32.5 million to the China State Administration of Taxation since 2018 due to liquidity issue. In June 2024, the Company divested the microfinance business by selling off the Chutian and subsidiaries and all the assets and liabilities relating the microfinance business were disposed.

As of December 31, 2024, income tax payable was provided based on the subsidiaries’ profit from digital security technology and real estate operation management business.